Fair Value of Assets and Liabilities - Summary Of The Balances Of Assets And Liabilities Measured At Fair Value On A Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Securities available for sale	$ 6,690,778	$ 8,511,224
Government-sponsored residential mortgage-backed securities
Assets
Securities available for sale	4,111,908	5,524,708
Government-sponsored commercial mortgage-backed securities
Assets
Securities available for sale	1,348,954	1,408,868
U.S. Agency bonds
Assets
Securities available for sale	952,482	1,175,014
U.S. Treasury securities
Assets
Securities available for sale	93,057	88,605
Small Business Administration pooled securities
Assets
Securities available for sale		32,103
Other debt securities
Assets
Securities available for sale	1,285	1,597
Fair Value, Recurring
Assets
Rabbi trust investments	76,286	104,372
Loans held for sale	4,543	1,206
Customer-related positions		64,338
Risk participation agreements	78	315
Matched customer book	198	61
Foreign currency loan	2	0
Mortgage derivatives	62	256
Total	6,795,530	8,681,772
Liabilities
Customer-related positions		17,880
Risk participation agreements	130	580
Matched customer book	205	46
Foreign currency loan	93	87
Mortgage derivatives	58	16
Total	81,480	18,609
Fair Value, Recurring | Designated as Hedging Instrument
Assets
Customer-related positions	16
Liabilities
Cash flow hedges - interest rate positions	2,417
Fair Value, Recurring | Not Designated as Hedging Instrument
Assets
Customer-related positions	23,567
Liabilities
Customer-related positions	78,577
Fair Value, Recurring | Government-sponsored residential mortgage-backed securities
Assets
Securities available for sale	4,111,908	5,524,708
Fair Value, Recurring | Government-sponsored commercial mortgage-backed securities
Assets
Securities available for sale	1,348,954	1,408,868
Fair Value, Recurring | U.S. Agency bonds
Assets
Securities available for sale	952,482	1,175,014
Fair Value, Recurring | U.S. Treasury securities
Assets
Securities available for sale	93,057	88,605
Fair Value, Recurring | State and municipal bonds and obligations
Assets
Securities available for sale	183,092	280,329
Fair Value, Recurring | Small Business Administration pooled securities
Assets
Securities available for sale		32,103
Fair Value, Recurring | Other debt securities
Assets
Securities available for sale	1,285	1,597
Fair Value, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
Rabbi trust investments	69,257	96,190
Loans held for sale	0	0
Customer-related positions		0
Risk participation agreements	0	0
Matched customer book	0	0
Foreign currency loan	0	0
Mortgage derivatives	0	0
Total	162,314	184,795
Liabilities
Customer-related positions		0
Risk participation agreements	0	0
Matched customer book	0	0
Foreign currency loan	0	0
Mortgage derivatives	0	0
Total	0	0
Fair Value, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Designated as Hedging Instrument
Assets
Customer-related positions	0
Liabilities
Cash flow hedges - interest rate positions	0
Fair Value, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Not Designated as Hedging Instrument
Assets
Customer-related positions	0
Liabilities
Customer-related positions	0
Fair Value, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Government-sponsored residential mortgage-backed securities
Assets
Securities available for sale	0	0
Fair Value, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Government-sponsored commercial mortgage-backed securities
Assets
Securities available for sale	0	0
Fair Value, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. Agency bonds
Assets
Securities available for sale	0	0
Fair Value, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. Treasury securities
Assets
Securities available for sale	93,057	88,605
Fair Value, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | State and municipal bonds and obligations
Assets
Securities available for sale	0	0
Fair Value, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Small Business Administration pooled securities
Assets
Securities available for sale		0
Fair Value, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other debt securities
Assets
Securities available for sale	0	0
Fair Value, Recurring | Significant Other Observable Inputs (Level 2)
Assets
Rabbi trust investments	7,029	8,182
Loans held for sale	4,543	1,206
Customer-related positions		64,338
Risk participation agreements	78	315
Matched customer book	198	61
Foreign currency loan	2	0
Mortgage derivatives	62	256
Total	6,633,216	8,496,977
Liabilities
Customer-related positions		17,880
Risk participation agreements	130	580
Matched customer book	205	46
Foreign currency loan	93	87
Mortgage derivatives	58	16
Total	81,480	18,609
Fair Value, Recurring | Significant Other Observable Inputs (Level 2) | Designated as Hedging Instrument
Assets
Customer-related positions	16
Liabilities
Cash flow hedges - interest rate positions	2,417
Fair Value, Recurring | Significant Other Observable Inputs (Level 2) | Not Designated as Hedging Instrument
Assets
Customer-related positions	23,567
Liabilities
Customer-related positions	78,577
Fair Value, Recurring | Significant Other Observable Inputs (Level 2) | Government-sponsored residential mortgage-backed securities
Assets
Securities available for sale	4,111,908	5,524,708
Fair Value, Recurring | Significant Other Observable Inputs (Level 2) | Government-sponsored commercial mortgage-backed securities
Assets
Securities available for sale	1,348,954	1,408,868
Fair Value, Recurring | Significant Other Observable Inputs (Level 2) | U.S. Agency bonds
Assets
Securities available for sale	952,482	1,175,014
Fair Value, Recurring | Significant Other Observable Inputs (Level 2) | U.S. Treasury securities
Assets
Securities available for sale	0	0
Fair Value, Recurring | Significant Other Observable Inputs (Level 2) | State and municipal bonds and obligations
Assets
Securities available for sale	183,092	280,329
Fair Value, Recurring | Significant Other Observable Inputs (Level 2) | Small Business Administration pooled securities
Assets
Securities available for sale		32,103
Fair Value, Recurring | Significant Other Observable Inputs (Level 2) | Other debt securities
Assets
Securities available for sale	1,285	1,597
Fair Value, Recurring | Significant Unobservable Inputs (Level 3)
Assets
Rabbi trust investments	0	0
Loans held for sale	0	0
Customer-related positions		0
Risk participation agreements	0	0
Matched customer book	0	0
Foreign currency loan	0	0
Mortgage derivatives	0	0
Total	0	0
Liabilities
Customer-related positions		0
Risk participation agreements	0	0
Matched customer book	0	0
Foreign currency loan	0	0
Mortgage derivatives	0	0
Total	0	0
Fair Value, Recurring | Significant Unobservable Inputs (Level 3) | Designated as Hedging Instrument
Assets
Customer-related positions	0
Liabilities
Cash flow hedges - interest rate positions	0
Fair Value, Recurring | Significant Unobservable Inputs (Level 3) | Not Designated as Hedging Instrument
Assets
Customer-related positions	0
Liabilities
Customer-related positions	0
Fair Value, Recurring | Significant Unobservable Inputs (Level 3) | Government-sponsored residential mortgage-backed securities
Assets
Securities available for sale	0	0
Fair Value, Recurring | Significant Unobservable Inputs (Level 3) | Government-sponsored commercial mortgage-backed securities
Assets
Securities available for sale	0	0
Fair Value, Recurring | Significant Unobservable Inputs (Level 3) | U.S. Agency bonds
Assets
Securities available for sale	0	0
Fair Value, Recurring | Significant Unobservable Inputs (Level 3) | U.S. Treasury securities
Assets
Securities available for sale	0	0
Fair Value, Recurring | Significant Unobservable Inputs (Level 3) | State and municipal bonds and obligations
Assets
Securities available for sale	0	0
Fair Value, Recurring | Significant Unobservable Inputs (Level 3) | Small Business Administration pooled securities
Assets
Securities available for sale		0
Fair Value, Recurring | Significant Unobservable Inputs (Level 3) | Other debt securities
Assets
Securities available for sale	$ 0